Annual Fund Operating Expenses	Oct. 31, 2024
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF | AllianzIM U.S. Large Cap Buffer10 Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF | AllianzIM U.S. Large Cap Buffer20 Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
(AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF) | AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
(AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF) | AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.74%	[1]
(AllianzIM U.S. Equity Buffer15 ETF) | AllianzIM U.S. Equity Buffer15 ETF | AllianzIM U.S. Equity Buffer15 ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.64%
(AllianzIM U.S. Equity Buffer100 Protection ETF) | AllianzIM U.S. Equity Buffer100 Protection ETF | AllianzIM U.S. Equity Buffer100 Protection ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.64%

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	Other Expenses are estimated for the current fiscal year.